PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Gross	$ 541,162	$ 541,075	$ 74,797	$ 35,376
Less: Right-Of-Use Asset Amortization	(37,380)	(39,709)
Less: Accumulated Depreciation	(28,329)	(20,656)	(5,429)	(3,428)
Property, Plant and Equipment, net	154,306	142,406	69,369	31,948
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	52,573	52,450	19,380	24,912
Computer Equipment [Member]
Property, Plant and Equipment, Gross	14,225	14,225	7,766	7,007
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	69,636	50,187	25,153	3,457
Vehicles [Member]
Property, Plant and Equipment, Gross	46,200	46,200	22,498
Right-Of-Use Asset [Member]
Property, Plant and Equipment, Gross	$ 358,528	$ 378,013